CONDENSED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Exploration Stage	Unvested Issued Common Stock [Member]	Total
Balance, amount at Jun. 30, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2007	0
Stock Issued During Period, Shares, New Issues	31,500,000
Stock Issued During Period, Value, New Issues	31,500	(27,000)			4,500
Dec. 18, 2007 - Subscribed for cash at $0.001, shares	11,200,000
Dec. 18, 2007 - Subscribed for cash at $0.001, value	11,200	(3,200)			8,000
Jan. 18, 2008 - Subscribed for cash at $0.001, shares	8,750,000
Jan. 18, 2008 - Subscribed for cash at $0.001, value	8,750	3,750			12,500
Net loss			(8,583)		(8,583)
Balance, amount at Mar. 31, 2008	51,450	(26,450)	(8,583)		16,417
Balance, shares at Mar. 31, 2008	51,450,000
Net loss			(38,112)		(38,112)
Balance, amount at Mar. 31, 2009	51,450	(26,450)	(46,695)		(21,695)
Balance, shares at Mar. 31, 2009	51,450,000
Net loss			(28,292)		(28,292)
Balance, amount at Mar. 31, 2010	51,450	(26,450)	(74,987)		(49,987)
Balance, shares at Mar. 31, 2010	51,450,000
Net loss			(35,275)		(35,275)
Balance, amount at Mar. 31, 2011	51,450	(26,450)	(110,262)		(85,262)
Balance, shares at Mar. 31, 2011	51,450,000
Stock Issued During Period, Shares, Issued for Cash	200,000
Stock Issued During Period, Value, Issued for Cash	200	199,800			200,000
Fair value of beneficial conversion feature of convertible notes		177,404
Stock based compensation		979,880			979,880
Net loss			(1,321,253)		(1,321,253)
Balance, amount at Mar. 31, 2012	51,650	1,330,634	(1,431,515)		(49,231)
Balance, shares at Mar. 31, 2012	51,650,000
Stock Issued During Period, Shares, Issued for Cash	425,000
Stock Issued During Period, Value, Issued for Cash	425	424,575			425,000
Stock Issued During Period, Value, Conversion of Convertible Securities	214,008
Stock Issued During Period, Shares, Conversion of Convertible Securities	214	106,790			107,004
Common stock issued to employees and director, unvested value	700,000
Common stock issued to employees and director, unvested shares	700	188,300		(180,000)	9,000
Stock based compensation		572,923			572,923
Exercised stock option for cash at $0.10, shares	850,000				(850,000)
Exercised stock option for cash at $0.10, value	850	174,150			175,000
Net loss			(1,185,277)		(1,185,277)
Balance, amount at Sep. 30, 2012	$ 53,839	$ 2,797,372	$ (2,616,792)	$ (180,000)	$ 54,419
Balance, shares at Sep. 30, 2012	53,839,008